Note 6 - Accrued Liabilities (Details) - Product Warranty Reserve - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Warranty Reserve [Abstract]
Balance	$ 383	$ 770	$ 430
Additions charged to costs and expenses	515	554	1,507
Claims processed	(661)	(941)	(1,167)
Balance	$ 237	$ 383	$ 770